UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 73,324	$ 9,530	$ 16,173
Restricted cash	4,057	27,392	0
Accounts receivable	78,948	97,418	97,936
Other current assets	4,471	5,521	4,388
Total current assets	160,800	139,861	118,497
Property, plant and equipment, net	1,870,083	1,882,489	1,964,099
Intangible assets, net	224,076	232,278	273,416
Goodwill		0	16,211
Investment in equity method investees	363,578	309,728	649,250
Other noncurrent assets	7,760	9,742	11,746
Total assets	2,626,297	2,574,098	3,033,219
Current liabilities:
Trade accounts payable	22,307	24,415	38,415
Accrued expenses	11,201	11,339	26,763
Deferred revenue	14,318	13,493	11,467
Ad valorem taxes payable	3,696	8,477	10,550
Accrued interest	15,405	12,346	12,339
Accrued environmental remediation	2,016	1,725	2,487
Other current liabilities	8,686	12,206	13,236
Current portion of long-term debt	7,800	5,546	14,500
Total current liabilities	85,429	89,547	129,757
Long-term debt	1,641,065	1,622,279	1,464,280
Noncurrent deferred revenue	43,045	38,709	39,504
Noncurrent accrued environmental remediation	2,618	2,926	3,149
Other noncurrent liabilities	8,044	7,951	4,962
Total liabilities	1,780,201	1,761,412	1,641,652
Commitments and contingencies
Partners' Capital
Series A Preferred Units	300,741	293,616	293,616
Common limited partner capital	300,801	305,550	543,479
Noncontrolling interest	182,213	186,070	554,472
Total partners' capital	783,755	785,236	1,391,567
Total liabilities, mezzanine capital and partners' capital	2,626,297	2,574,098	3,033,219
Mezzanine Capital
Mezzanine Capital
Subsidiary Series A Preferred Units	$ 62,341	$ 27,450	$ 0